Advances for Vessel Acquisitions and Leasehold Improvements	2 Months Ended
Sep. 30, 2012
Advances For Vessel Acquisitions and Leasehold Improvements [Abstract]
Advances for Vessel Acquisitions and Leasehold Improvements
4.    Advances for Vessel Acquisitions and Leasehold Improvements

On March 29, 2012, the PSV owners had entered into an MOA with the Seller for the acquisition of the PSVs under construction, at a purchase price of $12,050,000 for each of the vessels. The total amount advanced to the Seller until September 30, 2012 amounted to $10,410,000.

The Company and the Seller have entered into several addendums to the MOAs for the acquisition of the PSVs. Based on the terms of these addendums, the vessels Vega Crusader and Vega Corona were delivered to the Company on August 24, 2012 and September 11, 2012, respectively, under bareboat agreements with the Seller for a maximum period of twelve months at a daily charter rate of $3,000. Based on the MOAs, as amended, the sale of the PSVs will be completed upon payment of the final amounts due and the concurrent termination of the bareboat agreement. At that time, the Company will pay to the Sellers the delivery installments, amounting to $6,845,000 for each of the PSVs.

The amount charged under these bareboat agreements totaled $178,023 for the period August 10, 2012 (date of incorporation) to September 30, 2012, and is included under “Formation and administrative costs” in the accompanying consolidated statement of operations during the period that the vessels are under modification.

On August 22, 2012, the Company entered into an MOA with the Seller for the acquisition of the OSRV Vega Juniz, at a purchase price of $12,460,000. Based on several addendums subsequently signed by the Company, installments totaling $5,205,000 were payable by September 30, 2012. These installments were not paid by September 30, 2012, and thus, an amount of $5,205,000, representing the Company’s liability to the Seller is included under “Trade accounts payable” in the accompanying balance sheet.

The Vega Juniz was delivered to the Company in November 6, 2012, under a bareboat agreement with the Seller for a maximum period of twelve months at a daily charter rate of $1,000, and its sale will be completed upon payment of the final amounts due and the concurrent termination of the bareboat agreement. Subsequent to the period end date, all amounts due to the Seller were paid and legal ownership of the vessel was obtained (Note 11).

The amount presented under “Leasehold improvements”, amounting to $2,414,299 as of September 30, 2012 represents the cost of the improvements and modifications performed on the vessels, Vega Corona, Vega Crusader and Vega Juniz following their delivery from the Seller.